Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Future Net Cash Flow [Abstract]
Beginning of year	$ 9,055	$ 2,133	$ 6,371
Sales and transfers, net of production costs	(3,173)	(850)	(2,097)
Net change in sales and transfer prices, net of future production costs	(2,862)	3,396	(4,774)
Changes in reserves and production rates (timing)	(574)	5,013	(314)
Net changes for extensions, discoveries and improved recovery	4,722	3,329	1,429
Net change due to purchases and sales of minerals in place			(233)
Changes in estimated future development and abandonment costs	(3,481)	(1,946)	(1,241)
Development costs incurred during the year that reduced future development costs	1,439	990	1,124
Accretion of discount	806	241	576
Net change in income taxes	1,148	(3,255)	1,263
Others	22	4	29
End of year	$ 7,102	$ 9,055	$ 2,133